Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships	12 Months Ended
Dec. 31, 2021
Mr. Hengfang Li [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	Chief Executive Officer and Chairman of the Board of Directors
Ms. Hong Ma [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	Wife of Mr. Hengfang Li
Reto International Trading Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	The owner of the entity holds more than 5% of the Company’s outstanding common shares
Q Green Techcon Private Limited [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	Owned by the minority shareholder of REIT India
Shexian Ruibo [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	The Company owns 41.67% ownership interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	An entity controlled by Ms. Hong Ma
Hunyuan Baiyang Food Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	An entity controlled by Mr. Hengfang Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	Hainan Yile IoT owns 45% ownership interest in this company
Zhongtou REIT Information Service (Beijing) Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	An entity controlled by Mr. Xinyang Li and Ms. Xinran Li, children of Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd. [ Member]
Related Party Transactions (Details) - Schedule of related parties with transactions and related party relationships [Line Items]
Name of related party	An entity controlled by Shexian Ruibo